Private Placement	6 Months Ended
Jun. 30, 2024
Learn CW Investment Corporation
Class of Warrant or Right [Line Items]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the Initial Public Offering, the Sponsor purchased an aggregate of 7,146,000 Private Placement Units at a price of $1.00 per unit for an aggregate purchase price of $7,146,000. Each Private Placement Warrant is identical to the warrants offered in the Initial Public Offering, except there will be no redemption rights or liquidating distributions from the Trust Account with respect to Private Placement Warrants, which will expire worthless if we do not consummate a Business Combination within the Combination Period.
Note 4 – Private Placement
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 7,146,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $7,146,000, in a private placement. Each Private Placement Warrant is identical to the Public Warrants, except there will be no redemption rights or liquidating distributions from the trust account with respect to Private Placement Warrants, which will expire worthless if the Company does not consummate an initial business combination by the Extended Date.